Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Rent Expenses Incurred To Related Party	$ 811	$ 810	$ 793
Interest Expense, Related Party	$ 455	$ 453	$ 262